UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04719

            The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Teton Advisors

TETON WESTWOOD FUNDS

Mighty Mites^{SM} Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

First Quarter Report

December 31, 2014

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares †							Class A Shares †
	Average Annual Returns – December 31, 2014 (a)							Average Annual Returns – December 31, 2014 (a)(b)(d)
	Quarter	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	7.12%	0.81%	15.12%	10.47%	12.10%	1.43%	1.43%	7.08%	(3.44)%	13.89%	9.77%	11.62%	1.68%	1.68%
SmallCap Equity	4.87	(0.38)	12.53	7.94	7.36	1.57	1.50	0.59	(4.60)	11.36	7.26	6.96	1.82	1.75
Mid-Cap Equity Fund	4.27	7.73	—	—	12.40	4.27	1.51	4.11	3.17	—	—	9.24	4.52	1.76
Income	(0.25)	6.46	11.44	5.45	7.80	2.42	2.00	(0.25)	2.07	10.28	4.76	7.34	2.67	2.25
Equity	5.26	11.47	12.89	7.64	10.28	1.59	1.59	5.26	6.86	11.74	6.94	9.50	1.84	1.84
Balanced	3.60	7.69	9.11	6.38	8.72	1.27	1.27	3.52	3.11	7.94	5.67	8.26	1.52	1.52
Intermediate Bond	0.40	1.28	2.29	3.18	4.90	1.38	1.00	(3.62)	(2.85)	1.34	2.64	4.65	1.48	1.10

	Class C Shares †							Class I Shares †
	Average Annual Returns – December 31, 2014 (a)(c)(d)							Average Annual Returns – December 31, 2014 (a)(d)
	Quarter	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	6.99%	(0.87)%	14.26%	9.65%	11.43%	2.18%	2.18%	7.26%	1.13%	15.40%	10.66%	12.22%	1.18%	1.18%
SmallCap Equity	3.67	(2.07)	11.70	6.94	6.72	2.32	2.25	4.94	(0.09)	12.84	8.14	7.46	1.32	1.25
Mid-Cap Equity	4.05	5.95	—	—	11.58	5.02	2.26	4.35	7.99	—	—	12.69	4.02	1.26
Income	(0.38)	4.71	10.61	4.66	7.27	3.17	2.75	(0.08)	6.84	11.75	5.64	7.92	2.17	1.75
Equity	5.01	9.63	12.06	6.83	9.80	2.34	2.34	5.31	11.53	13.14	7.82	10.34	1.34	1.34
Balanced	3.35	5.93	8.31	5.59	8.17	2.02	2.02	3.67	7.97	9.38	6.56	8.80	1.02	1.02
Intermediate Bond	(0.78)	(0.48)	1.51	2.39	4.46	2.13	1.75	0.47	1.53	2.54	3.35	4.98	1.13	0.75

†	Class AAA and Class I Shares for each fund do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 4.00% and 1.00%, respectively, for each fund.
(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc., (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2016, and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for the Mid-Cap Equity Fund. The performance for the Class I Shares of the Mid-Cap Equity Fund is based on the Fund’s inception date for this Share class. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Morningstar® Ratings Based on Risk Adjusted Returns as of December 31, 2014 (Unaudited)

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating

FUND	Morningstar Category	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds	Stars	#of Funds

TETON Westwood Mighty Mites AAA	Small Blend	««««	624	«««	624	««««	567	«««««	362
TETON Westwood Mighty Mites A	Small Blend	««««	624	«««	624	«««	567	«««««	362
TETON Westwood Mighty Mites C	Small Blend	««««	624	«««	624	«««	567	«««««	362
TETON Westwood Mighty Mites I	Small Blend	««««	624	«««	624	««««	567	¶¶¶¶¶	362

TETON Westwood SmallCap Equity AAA	Small Blend	««	624	«	624	««	567	««	362
TETON Westwood SmallCap Equity A	Small Blend	«	624	«	624	«	567	««	362
TETON Westwood SmallCap Equity C	Small Blend	«	624	«	624	«	567	««	362
TETON Westwood SmallCap Equity I	Small Blend	««	624	««	624	««	567	¶¶	362

TETON Westwood Mid-Cap Equity AAA	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity A	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity C	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity I	Mid-Cap Growth	—	—	—	—	—	—	—	—

TETON Westwood Income AAA	Large Value	««	1106	««	1106	««	975	«««	666
TETON Westwood Income A	Large Value	««	1106	«	1106	««	975	««	666
TETON Westwood Income C	Large Value	««	1106	«	1106	««	975	««	666
TETON Westwood Income I	Large Value	««	1106	««	1106	««	975	¶¶¶	666

TETON Westwood Equity AAA	Large Value	«««	1106	«««	1106	««	975	««««	666
TETON Westwood Equity A	Large Value	«««	1106	««	1106	««	975	«««	666
TETON Westwood Equity C	Large Value	«««	1106	«««	1106	««	975	«««	666
TETON Westwood Equity I	Large Value	«««	1106	«««	1106	«««	975	¶¶¶¶	666

TETON Westwood Balanced AAA	Moderate Allocation	««««	740	«««	740	«««	652	««««	438
TETON Westwood Balanced A	Moderate Allocation	«««	740	««	740	««	652	«««	438
TETON Westwood Balanced C	Moderate Allocation	«««	740	«««	740	««	652	«««	438
TETON Westwood Balanced I	Moderate Allocation	«««	740	«««	740	«««	652	¶¶¶¶	438

TETON Westwood Intermediate Bond AAA	Intermediate Term Bond	«	913	«	913	«	807	«	588
TETON Westwood Intermediate Bond A	Intermediate Term Bond	«	913	«	913	«	807	«	588
TETON Westwood Intermediate Bond C	Intermediate Term Bond	«	913	«	913	«	807	«	588
TETON Westwood Intermediate Bond I	Intermediate Term Bond	«	913	«	913	«	807	¶¶	588

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five, and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, C, or I Shares. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2015 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors, Inc. is the investment manager for all TETON Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of a fund carefully before investing. Each Fund’s prospectuses contain this and other information about the Funds and are available by calling 800-WESTWOOD, online at www.tetonadv.com, or from your financial adviser. The prospectuses should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 76.2%
	Aerospace and Defense — 0.0%
170,794	Innovative Solutions & Support Inc.†	$543,125
37,500	Kratos Defense & Security Solutions Inc.†	188,250

		731,375

	Agriculture — 0.4%
225	J.G. Boswell Co.	214,875
186,836	Limoneira Co.	4,667,163

		4,882,038

	Airlines — 0.5%
110,000	American Airlines Group Inc.	5,899,300
225,000	American Airlines Group Inc., Escrow†	423,000

		6,322,300

	Automotive — 0.4%
27,200	Lithia Motors Inc., Cl. A	2,357,968
66,500	Sonic Automotive Inc., Cl. A	1,798,160
70,000	Wabash National Corp.†	865,200

		5,021,328

	Automotive: Parts and Accessories — 4.7%
6,000	China Automotive Systems Inc.	42,540
105,000	Dana Holding Corp.	2,282,700
273,081	Federal-Mogul Holdings Corp.†	4,393,873
27,800	Gentherm Inc.†	1,018,036
196,600	Modine Manufacturing Co.†	2,673,760
31,000	Motorcar Parts of America Inc.†	963,790
60,000	Puradyn Filter Technologies Inc.†	13,164
75,000	Shiloh Industries Inc.†	1,179,750
181,200	Standard Motor Products Inc.	6,907,344
177,200	Strattec Security Corp.	14,633,176
601,000	Superior Industries International Inc.	11,893,790
37,000	Tenneco Inc.†	2,094,570
1,109,071	The Pep Boys - Manny, Moe & Jack†	10,891,077
128,565	Tower International Inc.†	3,284,836
134,231	West Marine Inc.†	1,734,265

		64,006,671

	Aviation: Parts and Services — 2.6%
13,500	Astronics Corp.†	746,685
11,090	Astronics Corp., Cl. B†	616,604
120,485	Ducommun Inc.†	3,045,861
1,218,900	GenCorp Inc.†	22,305,870
197,301	Kaman Corp.	7,909,797

		34,624,817

	Broadcasting — 1.1%
614,200	ACME Communications Inc.†	30,710
582,793	Beasley Broadcast Group Inc., Cl. A(a)	2,978,072
131,400	Crown Media Holdings Inc., Cl. A†	465,156
36,000	Cumulus Media Inc., Cl. A†	152,280
88,700	Entercom Communications Corp., Cl. A†	1,078,592
387,500	Gray Television Inc.†	4,340,000
66,342	Gray Television Inc., Cl. A†	607,029
580,000	Salem Communications Corp., Cl. A	4,535,600
33,000	Sinclair Broadcast Group Inc., Cl. A	902,880

		15,090,319

	Building and Construction — 0.6%
865,065	Huttig Building Products Inc.†	2,897,968
107,074	MYR Group Inc.†	2,933,828
500	Nortek Inc.†	40,665
82,360	The Monarch Cement Co.	2,223,720

		8,096,181

	Business Services — 3.3%
237,808	ACCO Brands Corp.†	2,142,650
194,679	Ascent Capital Group Inc., Cl. A†	10,304,359
19,000	Cenveo Inc.†	39,900

Shares		Market Value

594	Du-Art Film Labs Inc.†	$108,999
692,272	Edgewater Technology Inc.†(a)	5,195,501
101,271	GP Strategies Corp.†	3,436,125
23,300	ICF International Inc.†	954,834
491,477	Internap Corp.†	3,912,157
32,029	KAR Auction Services Inc.	1,109,805
8,000	Landauer Inc.	273,120
1,500	Liquidity Services Inc.†	12,255
16,000	Macquarie Infrastructure Co. LLC	1,137,440
7,260	Matthews International Corp., Cl. A	353,344
23,000	McGrath RentCorp	824,780
661,000	ModusLink Global Solutions Inc.†	2,478,750
30,000	Pendrell Corp.†	41,400
188,172	PFSweb Inc.†	2,382,258
401,375	PRGX Global Inc.†	2,295,865
312,800	Pure Technologies Ltd.	1,989,664
175,155	Safeguard Scientifics Inc.†	3,471,572
24,785	Scientific Games Corp., Cl. A†	315,513
28,000	Stamps.com Inc.†	1,343,720
11,032	Trans-Lux Corp.†	63,655
6,100	Viad Corp.	162,626

		44,350,292

	Closed-End Business Development Company — 0.0%
45,000	MVC Capital Inc.	442,350

	Communications Equipment — 0.2%
149,537	Communications Systems Inc.	1,598,551
166,100	Extreme Networks Inc.†	586,333
134,600	Sycamore Networks Inc.	49,802
30,000	ViewCast.com Inc.†	60

		2,234,746

	Computer Software and Services — 3.5%
95,600	American Software Inc., Cl. A	870,916
60,000	Avid Technology Inc.†	852,600
202,284	Blucora Inc.†	2,801,633
331,400	Callidus Software Inc.†	5,411,762
73,487	Carbonite Inc.†	1,048,659
16,000	Cinedigm Corp., Cl. A†	25,920
165,652	Computer Task Group Inc.	1,578,664
28,100	Constant Contact Inc.†	1,031,270
70,000	CyrusOne Inc.	1,928,500
40,000	Daegis Inc.†	28,400
38,000	Datawatch Corp.†	341,620
110,419	Digital River Inc.†	2,730,662
509,311	Dot Hill Systems Corp.†	2,251,155
285,750	EarthLink Holdings Corp.	1,254,442
120,000	Emulex Corp.†	680,400
760,000	FalconStor Software Inc.†	1,018,400
533,161	Furmanite Corp.†	4,169,319
1,410	Gemalto NV	115,900
895,265	Global Sources Ltd.†	5,693,885
25,000	GSE Systems Inc.†	39,750
598,955	Guidance Software Inc.†	4,342,424
144,117	iGO Inc.†	374,704
458,356	Lionbridge Technologies Inc.†	2,635,547
29,500	Mercury Systems Inc.†	410,640
67,500	Mitek Systems Inc.†	223,425
5,802	MTS Systems Corp.	435,324
12,000	Qualstar Corp.†	16,080
210,058	Qumu Corp.†	2,871,493
373,400	Speed Commerce Inc.†	1,153,806
3,800	Tyler Technologies Inc.†	415,872

		46,753,172

	Consumer Products — 1.8%
155,070	Bassett Furniture Industries Inc.	3,025,416
285,021	Blyth Inc.	2,607,942
2,000	Brunswick Corp.	102,520
55,687	Callaway Golf Co.	428,790
20,000	Elizabeth Arden Inc.†	427,800

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
3,500	Johnson Outdoors Inc., Cl. A	$109,200
11,400	Lakeland Industries Inc.†	106,818
1,355,342	Marine Products Corp.	11,439,086
13,000	MarineMax Inc.†	260,650
200	National Presto Industries Inc.	11,608
85,331	Nautilus Inc.†	1,295,325
129,300	Oil-Dri Corp. of America	4,219,059
5,700	PC Group Inc.†	34
10,400	Syratech Corp.†	31

		24,034,279

	Consumer Services — 0.7%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	4,192,545
55,000	Bowlin Travel Centers Inc.†	81,400
800	Collectors Universe Inc.	16,688
60,025	Liberty Tax Inc.†	2,145,294
454,749	Martha Stewart Living Omnimedia Inc.,
	Cl. A†	1,959,968
74,991	XO Group Inc.†	1,365,586

		9,761,481

	Diversified Industrial — 8.0%
20,000	A.M. Castle & Co.†	159,600
74,492	AEP Industries Inc.†	4,331,710
9,292	American Railcar Industries Inc.	478,538
379,125	Ampco-Pittsburgh Corp.	7,298,156
220,314	Burnham Holdings Inc., Cl. A(a)	4,406,280
121,122	Chase Corp.	4,359,181
115,300	Columbus McKinnon Corp.	3,233,012
292,792	FormFactor Inc.†	2,518,011
33,000	Graham Corp.	949,410
431,893	Griffon Corp.	5,744,177
7,500	Handy & Harman Ltd.†	345,225
25,000	Haulotte Group SA	378,444
24,000	Haynes International Inc.	1,164,000
310,595	Insignia Systems Inc.†	1,111,930
97,649	John Bean Technologies Corp.	3,208,746
265,792	Katy Industries Inc.†	372,109
33,380	L.B. Foster Co., Cl. A	1,621,267
248,948	Lawson Products Inc.†	6,614,548
170,949	Lydall Inc.†	5,610,546
75,255	Magnetek Inc.†	3,059,116
11,800	MSA Safety Inc.	626,462
577,856	Myers Industries Inc.	10,170,266
134,274	NAPCO Security Technologies Inc.†	631,088
147,000	Park-Ohio Holdings Corp.	9,265,410
125,471	Raven Industries Inc.	3,136,775
66,666	Rubicon Ltd.†	18,721
17,900	RWC Inc.†	201,912
474,854	Sevcon Inc.†(a)	3,623,136
28,000	Standex International Corp.	2,163,280
520,726	Steel Partners Holdings LP†	9,196,021
197,824	Tredegar Corp.	4,449,062
273,920	Twin Disc Inc.	5,440,051
139,476	Vishay Precision Group Inc.†	2,393,408

		108,279,598

	Educational Services — 0.2%
287,587	Corinthian Colleges Inc.†	18,204
270,336	Universal Technical Institute Inc.	2,660,106

		2,678,310

	Electronics — 3.2%
33,000	Alliance Semiconductor Corp.†	26,400
14,000	Badger Meter Inc.	830,900
132,347	Bel Fuse Inc., Cl. A(a)	3,208,091
55,000	BTU International Inc.†	180,950
343,500	CTS Corp.	6,124,605
52,000	Daktronics Inc.	650,520

Shares		Market Value

151,867	Dialight plc	$1,917,273
49,789	Electro Scientific Industries Inc.	386,363
34,000	IMAX Corp.†	1,050,600
20,000	Iteris Inc.†	34,600
337,169	Kimball Electronics Inc.†	4,052,771
105,000	Kopin Corp.†	380,100
43,500	Mesa Laboratories Inc.	3,362,985
38,800	Methode Electronics Inc.	1,416,588
360,633	MOCON Inc.(a)	6,433,693
52,100	MoSys Inc.†	97,427
64,800	Newport Corp.†	1,238,328
51,200	Park Electrochemical Corp.	1,276,416
70,000	Pericom Semiconductor Corp.†	947,800
10,000	Pulse Electronics Corp.†	10,800
82,074	Rofin-Sinar Technologies Inc.†	2,361,269
78,000	Schmitt Industries Inc.†	231,270
6,776	Sparton Corp.†	192,032
288,920	Stoneridge Inc.†	3,715,511
157,000	Ultra Clean Holdings†	1,456,960
109,198	Ultralife Corp.†	341,790
99,500	Ultratech Inc.†	1,846,720

		43,772,762

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	320,852

	Energy and Utilities: Integrated — 0.4%
138,340	Broadwind Energy Inc.†	745,653
159,500	Headwaters Inc.†	2,390,905
44,000	MGE Energy Inc.	2,006,840

		5,143,398

	Energy and Utilities: Natural Gas — 0.7%
71,554	Abraxas Petroleum Corp.†	210,369
235,000	Alvopetro Energy Ltd.†	85,966
5,700	American DG Energy Inc.†	3,420
45,750	Chesapeake Utilities Corp.	2,271,945
90,570	Corning Natural Gas Holding Co.	1,861,213
103,000	Delta Natural Gas Co. Inc.	2,188,750
18,000	Gas Natural Inc.	198,360
95,800	Gastar Exploration Inc.†	230,878
200,400	Gulf Coast Ultra Deep Royalty Trust†	254,508
15,000	Piedmont Natural Gas Co. Inc.	591,150
41,400	RGC Resources Inc.	910,800
16,000	U.S. Energy Corp.†	23,680
10,928	Whitecap Resources Inc.	107,606

		8,938,645

	Energy and Utilities: Oil — 0.2%
194,844	Callon Petroleum Co.†	1,061,900
24,334	Halcon Resources Corp.†	43,315
10,900	Mitcham Industries Inc.†	64,637
57,900	Tesco Corp.	742,278
197,600	Triangle Petroleum Corp.†	944,528

		2,856,658

	Energy and Utilities: Services — 0.3%
26,000	Archer Ltd.†	14,094
12,000	Dawson Geophysical Co.	146,760
25,300	Flotek Industries Inc.†	473,869
16,671	Gulf Island Fabrication Inc.	323,251
199,687	Layne Christensen Co.†	1,905,014
92,500	RPC Inc.	1,206,200
7,100	Subsea 7 SA, ADR	72,988
11,000	TGC Industries Inc.†	23,760

		4,165,936

	Energy and Utilities: Water — 0.6%
24,226	Artesian Resources Corp., Cl. A	547,265
44,174	Cadiz Inc.†	494,749
24,800	California Water Service Group	610,328

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
4,000	Connecticut Water Service Inc.	$145,160
65,000	Consolidated Water Co. Ltd.	694,200
80,000	Energy Recovery Inc.†	421,600
30,433	Middlesex Water Co.	701,785
10,000	Mueller Water Products Inc., Cl. A	102,400
111,304	SJW Corp.	3,575,084
44,537	The York Water Co.	1,033,704

		8,326,275

	Entertainment — 2.3%
93,187	Canterbury Park Holding Corp.†	864,775
604,556	Dover Motorsports Inc.	1,577,891
734,163	Entravision Communications Corp., Cl. A	4,757,376
1,188,890	Media General Inc.	19,890,122
12,000	RealD Inc.†	141,600
20,000	Rentrak Corp.†	1,456,400
55,000	RLJ Entertainment Inc.†	110,000
153,943	World Wrestling Entertainment Inc., Cl. A	1,899,657

		30,697,821

	Environmental Control — 0.2%
7,500	BioteQ Environmental Technologies Inc.†	258
493,606	Casella Waste Systems Inc., Cl. A†	1,994,168
15,718	Ceco Environmental Corp.	244,258
107,700	Hudson Technologies Inc.†	406,029

		2,644,713

	Equipment and Supplies — 5.3%
20,000	AZZ Inc.	938,400
10,000	Blount International Inc.†	175,700
353,000	Capstone Turbine Corp.†	260,973
157,400	CIRCOR International Inc.	9,488,072
374,235	Core Molding Technologies Inc.†	5,220,578
704,009	Federal Signal Corp.	10,869,899
486,000	GrafTech International Ltd.†	2,459,160
510,000	Interpump Group SpA	7,189,531
490,092	Kimball International Inc., Cl. B	4,469,639
20,000	Maezawa Kyuso Industries Co. Ltd.	235,599
20,103	Powell Industries Inc.	986,454
270,600	SL Industries Inc.†(a)	10,553,400
91,059	The Eastern Co.	1,561,662
106,000	The Gorman-Rupp Co.	3,404,720
41,800	The Greenbrier Companies Inc.	2,245,914
318,600	The L.S. Starrett Co., Cl. A(a)	6,349,698
115,933	Titan Machinery Inc.†	1,616,106
139,000	TransAct Technologies Inc.	746,430
232,500	Vicor Corp.†	2,813,250

		71,585,185

	Financial Services — 4.4%
49,400	Anchor Bancorp.†	1,007,760
20,000	Atlantic American Corp.	80,600
60,500	BBCN Bancorp Inc.	869,990
13,900	Berkshire Bancorp Inc.	118,150
3,900	Berkshire Hills Bancorp Inc.	103,974
500	BKF Capital Group Inc.†	725
75	Burke & Herbert Bank and Trust Co.	150,000
4	Capital Financial Holdings Inc.	12,100
6,791	Capitol Federal Financial Inc.	86,789
18,200	Citizens & Northern Corp.	376,194
102,339	CoBiz Financial Inc.	1,343,711
28,800	Crazy Woman Creek Bancorp Inc.†	324,000
27,100	Dime Community Bancshares Inc.	441,188
652	Farmers & Merchants Bank of Long Beach	3,936,776
11,218	Fidelity Southern Corp.	180,722
32,000	First Internet Bancorp	535,680
557,600	Flushing Financial Corp.	11,302,552
10	Guaranty Corp., Cl. A†	500,000
179,860	Hallmark Financial Services Inc.†	2,174,507

Shares		Market Value

6,600	Hampden Bancorp Inc.	$141,240
16,000	Hancock Holding Co.	491,200
13,800	Heritage Commerce Corp.	121,854
39,900	Heritage Financial Group Inc.	1,033,410
72,554	Hudson Valley Holding Corp.	1,970,567
22,500	JMP Group Inc.	171,450
90,843	KKR & Co. LP	2,108,466
11,200	Meadowbrook Insurance Group Inc.	94,752
100,000	Medallion Financial Corp.	1,001,000
8,255	New York Community Bancorp Inc.	132,080
4,197	Northrim BanCorp Inc.	110,129
21,300	OceanFirst Financial Corp.	365,082
40,000	Oritani Financial Corp.	616,000
150,000	Pzena Investment Management Inc., Cl. A	1,419,000
2,372	Security National Corp.	215,852
8,842	SI Financial Group Inc.	98,500
6,700	Silvercrest Asset Management Group Inc.,
	Cl. A	104,855
30,000	Simplicity Bancorp Inc.	514,500
20,594	Southwest Bancorp Inc.	357,512
600,000	Sprott Inc.	1,260,114
20,700	State Bank Financial Corp.	413,586
460,870	Steel Excel Inc.†	11,729,142
12,000	Sterling Bancorp	172,560
12	Sunwest Bank†	499,200
307,876	SWS Group Inc.†	2,127,423
16,000	The Ziegler Companies Inc.†	520,000
65,000	TheStreet Inc.	154,700
22,500	Tree.com Inc.†	1,087,650
55,000	TrustCo Bank Corp NY	399,300
127,100	United Financial Bancorp Inc.	1,825,156
33,089	Value Line Inc.	550,932
45,900	Washington Trust Bancorp Inc.	1,844,262
82,200	Waterstone Financial Inc.	1,080,930
87,100	Westfield Financial Inc.	639,314
28,500	Wilshire Bancorp Inc.	288,705
402,800	Wright Investors’ Service Holdings Inc.†	680,732
30,000	Xenith Bankshares Inc.†	192,000

		60,078,573

	Food and Beverage — 3.6%
29,200	Andrew Peller Ltd., Cl. A	378,761
539,373	Boulder Brands Inc.†	5,965,465
149,814	Calavo Growers Inc.	7,086,202
100,000	Cott Corp.	688,000
500,000	Crimson Wine Group Ltd.†	4,750,000
80,000	Diamond Foods Inc.†	2,258,400
97,086	Farmer Brothers Co.†	2,859,183
1,100	Hanover Foods Corp., Cl. A	116,050
192,794	Inventure Foods Inc.†	2,456,196
1,500	J & J Snack Foods Corp.	163,155
172,808	Lifeway Foods Inc.†	3,202,132
25,000	MGP Ingredients Inc.	396,500
7,800	Rock Field Co. Ltd.	127,048
5,900	Scheid Vineyards Inc., Cl. A†	178,829
163,000	Snyder’s-Lance Inc.	4,979,650
315,265	SunOpta Inc.†	3,735,890
12,700	The Boston Beer Co. Inc., Cl. A†	3,677,158
80,000	The Hain Celestial Group Inc.†	4,663,200
270,000	Tingyi (Cayman Islands) Holding Corp.	616,972
280,000	Vitasoy International Holdings Ltd.	405,125
23,000	Willamette Valley Vineyards Inc.†	133,400

		48,837,316

	Health Care — 7.6%
32,960	Accuray Inc.†	248,848
2,362	AcelRx Pharmaceuticals Inc.†	15,896
5,000	Achillion Pharmaceuticals Inc.†	61,250
13,000	Alere Inc.†	494,000
36,000	AngioDynamics Inc.†	684,360
80,000	ArthroCare Corp. Stub†	28,000

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
342,341	Biolase Inc.†	$900,357
72,000	Bio-Reference Laboratories Inc.†	2,313,360
902,319	BioScrip Inc.†	6,307,210
107,000	BioTelemetry Inc.†	1,073,210
9,000	Boiron SA	759,393
551,505	Cantel Medical Corp.	23,858,106
24,000	Cardica Inc.†	16,800
89,100	Cardiovascular Systems Inc.†	2,680,128
62,500	Cepheid Inc.†	3,383,750
354,000	Cutera Inc.†	3,780,720
3,500	DexCom Inc.†	192,675
161,300	Exactech Inc.†	3,801,841
200,000	Exelixis Inc.†	288,000
140,000	Gentiva Health Services Inc.†	2,667,000
136,218	Harvard Bioscience Inc.†	772,356
41,049	Heska Corp.†	744,218
4,022	ICU Medical Inc.†	329,402
633,835	InfuSystems Holdings Inc.†	1,996,580
184,617	IntriCon Corp.†	1,257,242
221,970	Invacare Corp.	3,720,217
413,494	Liberator Medical Holdings Inc.	1,199,133
135,000	Meridian Bioscience Inc.	2,222,100
126,750	Neogen Corp.†	6,285,533
161,407	NeoGenomics Inc.†	673,067
181,534	Nutraceutical International Corp.†	3,913,873
44,612	Omnicell Inc.†	1,477,549
50,000	OPKO Health Inc.†	499,500
38,200	Orthofix International NV†	1,148,292
110,991	Pain Therapeutics Inc.†	225,312
24,000	PhotoMedex Inc.†	36,720
2,500	PreMD Inc.†	0
147,061	Quidel Corp.†	4,253,004
68,000	RTI Surgical Inc.†	353,600
44,200	Skilled Healthcare Group Inc., Cl. A†	378,794
213,900	Special Diversified Opportunities Inc.†	245,985
281,831	SurModics Inc.†	6,228,465
101,249	Syneron Medical Ltd.†	944,653
2,000	Targanta Therapeutics Corp., Escrow	640
137,000	Trinity Biotech plc, ADR	2,398,870
74,700	United-Guardian Inc.	1,452,915
182,681	Uroplasty Inc.†	376,323
5,174	Utah Medical Products Inc.	310,699
22,500	Vascular Solutions Inc.†	611,100
325,000	Zealand Pharma A/S†	4,383,007

		101,994,053

	Hotels and Gaming — 1.8%
71,800	Boyd Gaming Corp.†	917,604
73,540	Churchill Downs Inc.	7,008,362
124,484	Dover Downs Gaming & Entertainment Inc.†	103,322
123,674	Eldorado Resorts Inc.†	500,880
9,300	Empire Resorts Inc.†	72,168
160,100	Full House Resorts Inc.†	224,140
34,000	Isle of Capri Casinos Inc.†	284,580
68,150	Lakes Entertainment Inc.†	456,605
581,581	Morgans Hotel Group Co.†	4,559,595
95,000	Pinnacle Entertainment Inc.†	2,113,750
8,900	Ryman Hospitality Properties Inc.	469,386
383,820	The Marcus Corp.	7,104,508

		23,814,900

	Machinery — 2.0%
280,027	Astec Industries Inc.	11,007,861
15,000	Bolzoni SpA	50,822
6,300	DMG MORI SEIKI AG	179,148
12,200	DXP Enterprises Inc.†	616,466
190,013	Gencor Industries Inc.†	1,786,122
130,000	Global Power Equipment Group Inc.	1,795,300
6,000	Hardinge Inc.	71,520

Shares		Market Value

151,009	Key Technology Inc.†	$1,932,915
15,664	Lindsay Corp.	1,343,031
49,300	Tennant Co.	3,557,981
44,400	The Middleby Corp.†	4,400,040

		26,741,206

	Manufactured Housing and Recreational Vehicles — 0.5%
53,600	Cavco Industries Inc.†	4,248,872
124,000	Nobility Homes Inc.†	1,333,000
47,796	Skyline Corp.†	193,574
61,000	Winnebago Industries Inc.	1,327,360

		7,102,806

	Metals and Mining — 1.4%
85,000	5N Plus Inc.†	180,711
10,000	Alkane Resources Ltd.†	1,796
30,000	Chaparral Gold Corp.†	12,524
180,800	Materion Corp.	6,369,584
25,000	Molycorp Inc.†	22,015
830,000	Osisko Gold Royalties Ltd.	11,702,014
900,000	Tanami Gold NL†	10,287

		18,298,931

	Paper and Forest Products — 0.3%
24,098	Keweenaw Land Association Ltd.†	2,385,702
110,000	Wausau Paper Corp.	1,250,700

		3,636,402

	Publishing — 1.4%
440,000	Il Sole 24 Ore SpA†	316,259
1,346,986	Journal Communications Inc., Cl. A†	15,396,050
155,000	The E.W. Scripps Co., Cl. A†	3,464,250

		19,176,559

	Real Estate — 1.5%
134,300	Ambase Corp.†	221,595
8,000	Bresler & Reiner Inc.†	7,560
69,088	Capital Properties Inc., Cl. A†	811,784
100,000	Cohen & Steers Inc.	4,208,000
46,135	DGT Holdings Corp.†	648,197
153,705	Griffin Land & Nurseries Inc.	4,620,372
9,742	Gyrodyne Special Distribution, LLC†	201,659
7,300	Holobeam Inc.†	277,400
359,623	Reading International Inc., Cl. A†	4,768,601
66,181	Reading International Inc., Cl. B†	860,353
2,508	Royalty LLC	1,020
110,000	Tejon Ranch Co.†	3,240,600

		19,867,141

	Restaurants — 2.4%
25,168	Biglari Holdings Inc.†	10,054,868
86,000	Denny’s Corp.†	886,660
95,803	Famous Dave’s of America Inc.†	2,516,745
206,764	Nathan’s Famous Inc.†	16,541,120
57,000	The Cheesecake Factory Inc.	2,867,670

		32,867,063

	Retail — 2.7%
49,000	Aaron’s Inc.†	1,497,930
256,089	Big 5 Sporting Goods Corp.	3,746,582
30,000	Destination XL Group Inc.†	163,800
60,496	Ethan Allen Interiors Inc.	1,873,561
119,200	EVINE Live Inc.†	785,528
191,200	Ingles Markets Inc., Cl. A	7,091,608
293,800	Krispy Kreme Doughnuts Inc.†	5,799,612
59,000	La-Z-Boy Inc.	1,583,560
14,000	Movado Group Inc.	397,180
35,000	Pier 1 Imports Inc.	539,000
100,000	Roundy’s Inc.†	484,000
29,605	Rush Enterprises Inc., Cl. A†	948,840
103,005	Rush Enterprises Inc., Cl. B†	2,900,621

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
6,000	SpartanNash Co.	$156,840
598,655	The Bon-Ton Stores Inc.	4,436,034
67,000	The Pantry Inc.†	2,483,020
39,581	Village Super Market Inc., Cl. A	1,083,332
4,000	Winmark Corp.	347,680

		36,318,728

	Semiconductors — 0.5%
236,160	Cascade Microtech Inc.†	3,450,298
185,100	Entegris Inc.†	2,445,171
93,700	IXYS Corp.	1,180,620

		7,076,089

	Specialty Chemicals — 2.5%
85,000	Chemtura Corp.†	2,102,050
1,186,000	Ferro Corp.†	15,370,560
267,226	General Chemical Group Inc.†(a)	2,939
147,406	Hawkins Inc.	6,387,102
4,000	Minerals Technologies Inc.	277,800
30,000	Navigator Holdings Ltd.†	631,800
260,000	OMNOVA Solutions Inc.†	2,116,400
135,600	Penford Corp.†	2,534,364
319,543	Zep Inc.	4,841,076

		34,264,091

	Telecommunications — 2.2%
74,200	Atlantic Tele-Network Inc.	5,015,178
1,000,005	Cincinnati Bell Inc.†	3,190,016
46,801	Consolidated Communications Holdings Inc.	1,302,472
20,000	Frequency Electronics Inc.†	228,600
715,178	HC2 Holdings Inc.†	6,028,951
752	Horizon Telecom Inc., Cl. B†	4,324
95,000	Ixia†	1,068,750
43,000	New ULM Telecom Inc.	313,900
1,020,000	NII Holdings Inc.†	18,870
4,100	North State Telecommunications Corp., Cl. A	282,900
562,735	ORBCOMM Inc.†	3,680,287
69,535	PC-Tel Inc.	602,173
7,788	Preformed Line Products Co.	425,458
250,000	Shenandoah Telecommunications Co.	7,812,500

		29,974,379

	Transportation — 0.2%
21,000	Dakota Plains Holdings Inc.†	36,960
8,200	PHI Inc.†	289,132
110,308	Providence and Worcester Railroad Co.	2,041,250
1	Trailer Bridge Inc.†	465

		2,367,807

	TOTAL COMMON STOCKS	1,028,177,546

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	1,280,962

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Diversified Industrial — 0.2%
88,937	Sevcon Inc., 4.000%, Ser. A	2,081,126

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003 †	13,515

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,094,641

Shares		Market Value

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	$156,000
400,000	Sanofi, CVR, expire 12/31/20†	316,000
200,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	106,000

	TOTAL RIGHTS	578,000

	WARRANTS — 0.0%
	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	26,548

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	26,548

Principal Amount

	CORPORATE BONDS — 0.0%

	Real Estate — 0.0%
$40,860	Capital Properties Inc., 5.000%, 12/31/22	38,970
108,079	Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	108,079

	TOTAL CORPORATE BONDS	147,049

	U.S. GOVERNMENT OBLIGATIONS — 23.5%
317,661,000	U.S. Treasury Bills,
	0.000% to 0.105%††,
	01/02/15 to 06/25/15	317,630,617

	TOTAL INVESTMENTS — 100.0% (Cost $990,379,263)	$1,349,935,363

	Aggregate tax cost	$993,850,433

	Gross unrealized appreciation	$389,496,145
	Gross unrealized depreciation	(33,411,215)

	Net unrealized appreciation/depreciation	$356,084,930

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.5%
	Aerospace — 3.8%
31,050	AAR Corp.	$862,569
17,500	Hexcel Corp.†	726,075

		1,588,644

	Building and Construction — 4.7%
14,100	Builders FirstSource Inc.†	96,867
15,050	Dycom Industries Inc.†	528,105
9,200	EMCOR Group Inc.	409,308
10,400	MasTec Inc.†	235,144
25,700	MYR Group Inc.†	704,180

		1,973,604

	Business Services — 8.4%
21,450	ABM Industries Inc.	614,542
23,300	Checkpoint Systems Inc.†	319,909
15,050	Convergys Corp.	306,568
19,150	FTI Consulting Inc.†	739,765
3,800	G&KServices Inc., Cl. A	269,230
10,550	KAR Auction Services Inc.	365,558
10,200	McGrath RentCorp	365,772
29,750	PRGX Global Inc.†	170,170
14,500	The Brink’s Co.	353,945

		3,505,459

	Computer Hardware — 1.4%
42,300	QLogic Corp.†	563,436

	Computer Software and Services — 7.6%
10,400	Bottomline Technologies Inc.†	262,912
25,500	Constant Contact Inc.†	935,850
23,000	Covisint Corp.†	60,950
16,400	Guidance Software Inc.†	118,900
9,400	Heartland Payment Systems Inc.	507,130
4,100	Informatica Corp.†	156,354
12,900	Kofax Ltd.†	90,687
10,100	NetScout Systems Inc.†	369,054
18,300	Progress Software Corp.†	494,466
5,300	PTC Inc.†	194,245

		3,190,548

	Consumer Products — 0.9%
9,700	ACCO Brands Corp.†	87,397
2,400	Hanesbrands Inc.	267,888

		355,285

	Diversified Industrial — 6.4%
9,800	Badger Meter Inc.	581,630
8,050	Barnes Group Inc.	297,930
23,660	Columbus McKinnon Corp.	663,426
16,400	Furmanite Corp.†	128,248
3,638	Griffon Corp.	48,385
5,300	Itron Inc.†	224,137
7,950	Kennametal Inc.	284,531
10,100	Sealed Air Corp.	428,543

		2,656,830

	Electronics — 5.1%
4,300	Avnet Inc.	184,986
50,450	Electro Scientific Industries Inc.	391,492
3,800	Knowles Corp.†	89,490
44,400	Newport Corp.†	848,484
14,450	Vishay Intertechnology Inc.	204,468
8,200	Woodward Inc.	403,686

		2,122,606

	Energy and Utilities — 6.7%
15,000	C&J Energy Services Inc.†	198,150
8,000	Carrizo Oil & Gas Inc.†	332,800
33,800	Energy XXI Bermuda Ltd.	110,188
6,800	Gulfport Energy Corp.†	283,832

Shares		Market Value

17,300	Matador Resources Co.†	$349,979
11,450	Matrix Service Co.†	255,564
33,300	Newpark Resources Inc.†	317,682
27,500	Patterson-UTI Energy Inc.	456,225
21,200	Rosetta Resources Inc.†	472,972

		2,777,392

	Entertainment — 0.6%
19,200	World Wrestling Entertainment Inc., Cl. A	236,928

	Equipment and Supplies — 2.2%
4,000	CIRCOR International Inc.	241,120
10,500	Crown Holdings Inc.†	534,450
10,500	Titan Machinery Inc.†	146,370

		921,940

	Financial Services — 20.3%
5,350	Anchor Bancorp.†	109,140
8,800	BankUnited Inc.	254,936
11,450	BBCN Bancorp Inc.	164,651
12,000	Beneficial Mutual Bancorp Inc.†	147,240
4,500	Berkshire Hills Bancorp Inc.	119,970
10,300	Boston Private Financial Holdings Inc.	138,741
11,550	Brown & Brown Inc.	380,110
12,000	Cardinal Financial Corp.	237,960
8,600	CoBiz Financial Inc.	112,918
9,500	Columbia Banking System Inc.	262,295
3,800	Financial Institutions Inc.	95,570
14,000	Flushing Financial Corp.	283,780
6,850	FNF Group	235,983
2,249	FNFV Group†	35,399
10,900	Glacier Bancorp Inc.	302,693
17,000	Heritage Commerce Corp.	150,110
3,800	HF Financial Corp.	53,010
11,484	Hudson Valley Holding Corp.	311,905
66,750	Investors Bancorp Inc.	749,269
4,650	National Penn Bancshares Inc.	48,941
4,650	OceanFirst Financial Corp.	79,701
14,550	OFG Bancorp	242,258
2,800	Old National Bancorp	41,664
7,400	Oritani Financial Corp.	113,960
8,300	Southwest Bancorp Inc.	144,088
4,900	Square 1 Financial Inc.†	121,030
10,000	State Bank Financial Corp.	199,800
12,009	Sterling Bancorp	172,689
16,400	Stifel Financial Corp.†	836,728
13,900	TrustCo Bank Corp NY	100,914
7,550	Umpqua Holdings Corp.	128,426
31,400	United Financial Bancorp Inc.	450,904
32,800	ViewPoint Financial Group Inc.	782,280
12,400	Washington Federal Inc.	274,660
8,600	Washington Trust Bancorp Inc.	345,548
12,800	Waterstone Financial Inc.	168,320
13,700	Xenith Bankshares Inc.†	87,680

		8,485,271

	Health Care — 7.9%
8,850	AngioDynamics Inc.†	168,238
42,000	BioScrip Inc.†	293,580
2,100	ICU Medical Inc.†	171,990
6,750	Omnicare Inc.	492,278
5,250	Omnicell Inc.†	173,880
22,550	Patterson Companies Inc.	1,084,655
5,500	STERIS Corp.	356,675
1,800	Thoratec Corp.†	58,428
10,400	VCA Inc.†	507,208

		3,306,932

	Machinery — 2.0%
23,400	Briggs & Stratton Corp.	477,828

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Machinery (Continued)
12,500	Trinity Industries Inc.	$350,125

		827,953

	Metals and Mining — 1.1%
9,450	Carpenter Technology Corp.	465,412

	Retail — 6.7%
35,650	American Eagle Outfitters Inc.	494,822
13,000	Big 5 Sporting Goods Corp.	190,190
27,550	Ethan Allen Interiors Inc.	853,224
8,500	Haverty Furniture Companies Inc.	187,085
7,900	Penske Automotive Group Inc.	387,653
20,700	Rush Enterprises Inc., Cl. A†	663,435

		2,776,409

	Semiconductors — 8.2%
6,200	Cabot Microelectronics Corp.†	293,384
18,000	Cascade Microtech Inc.†	262,980
9,000	Cypress Semiconductor Corp.	128,520
52,000	Entegris Inc.†	686,920
60,600	FormFactor Inc.†	521,160
44,000	Intersil Corp., Cl. A	636,680
67,400	ON Semiconductor Corp.†	682,762
12,100	Ultratech Inc.†	224,576

		3,436,982

	Specialty Chemicals — 1.2%
11,600	Chemtura Corp.†	286,868
2,800	PolyOne Corp.	106,148
8,300	Zep Inc.	125,745

		518,761

Shares		Market Value

	Telecommunications — 3.3%
4,550	Atlantic Tele-Network Inc.	$307,534
62,500	Extreme Networks Inc.†	220,625
23,400	Ixia†	263,250
26,800	Polycom Inc.†	361,800
29,300	Procera Networks Inc.†	210,667

		1,363,876

	TOTAL COMMON STOCKS	41,074,268

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$630,000	U.S. Treasury Bills, 0.055% to 0.060%††, 05/07/15	629,912

	TOTAL INVESTMENTS — 100.0% (Cost $31,678,644)	$41,704,180

	Aggregate tax cost	$32,009,321

	Gross unrealized appreciation	$12,122,061
	Gross unrealized depreciation	(2,427,202)

	Net unrealized appreciation/depreciation	$9,694,859

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.9%
	FINANCIALS — 18.6%
	Banks — 4.0%
3,254	BankUnited Inc.	$94,268
5,396	Regions Financial Corp.	56,982
2,363	Zions Bancorporation	67,369

		218,619

	Diversified Financials — 4.5%
353	Affiliated Managers Group Inc.†	74,921
1,094	Financial Engines Inc.	39,986
2,301	Invesco Ltd.	90,936
2,734	WisdomTree Investments Inc.	42,855

		248,698

	Insurance — 3.6%
628	ACE Ltd.	72,145
2,309	HCC Insurance Holdings Inc.	123,578

		195,723

	Real Estate — 6.5%
1,061	American Tower Corp.	104,880
3,565	CBRE Group Inc., Cl. A†	122,101
2,127	Corrections Corp. of America	77,295
1,754	Gaming and Leisure Properties Inc.	51,462

		355,738

	TOTAL FINANCIALS	1,018,778

	HEALTH CARE — 18.4%
	Health Care Equipment and Services — 6.0%
927	Castlight Health Inc., Cl. B†	10,846
2,653	Catamaran Corp.†	137,293
2,009	Insulet Corp.†	92,535
794	Universal Health Services Inc., Cl. B	88,340

		329,014

	Pharmaceuticals, Biotechnology, and Life Sciences — 12.4%
608	Alexion Pharmaceuticals Inc.†	112,498
915	Covance Inc.†	95,014
4,933	Exact Sciences Corp.†	135,362
416	Illumina Inc.†	76,785
1,037	Incyte Corp. Ltd.†	75,815
168	Mettler-Toledo International Inc.†	50,813
1,102	Vertex Pharmaceuticals Inc.†	130,918

		677,205

	TOTAL HEALTH CARE	1,006,219

	INDUSTRIALS — 16.1%
	Capital Goods — 8.9%
373	Cummins Inc.	53,775
1,610	Fortune Brands Home & Security Inc.	72,885
1,595	Hexcel Corp.†	66,177
991	MSC Industrial Direct Co. Inc., Cl. A	80,519
3,577	Quanta Services Inc.†	101,551
4,030	Rexnord Corp.†	113,686

		488,593

	Commercial and Professional Services — 6.0%
1,085	Bright Horizons Family Solutions Inc.†	51,006
527	IHS Inc., Cl. A†	60,015
2,125	Nielsen NV	95,051
3,907	Steelcase Inc., Cl. A	70,131
383	Stericycle Inc.†	50,204

		326,407

	Transportation — 1.2%
1,484	Expeditors International of Washington Inc.	66,201

	TOTAL INDUSTRIALS	881,201

Shares		Market Value

	CONSUMER DISCRETIONARY — 15.0%
	Consumer Durables — 1.1%
1,797	Toll Brothers Inc.†	$61,583

	Consumer Services — 1.9%
760	Hyatt Hotels Corp., Cl. A†	45,760
1,218	Norwegian Cruise Line Holdings Ltd.†	56,954

		102,714

	Media — 5.6%
2,014	Discovery Communications Inc., Cl. C†	67,912
336	Liberty Broadband Corp., Cl. C†	16,740
2,224	Liberty Global plc, Cl. C†	107,441
1,352	Liberty Media Corp., Cl. C†	47,361
890	Omnicom Group Inc.	68,948

		308,402

	Retailing — 6.4%
654	Bed Bath & Beyond Inc.†	49,815
1,686	Ethan Allen Interiors Inc.	52,215
507	O’Reilly Automotive Inc.†	97,658
536	United Natural Foods Inc.†	41,446
1,424	Urban Outfitters Inc.†	50,025
2,476	zulily Inc., Cl. A†	57,938

		349,097

	TOTAL CONSUMER DISCRETIONARY	821,796

	INFORMATION TECHNOLOGY — 12.4%
	Software and Services — 10.7%
2,918	Activision Blizzard Inc.	58,798
1,270	Citrix Systems Inc.†	81,026
1,669	Cornerstone OnDemand Inc.†	58,749
5,437	Covisint Corp.†	14,408
383	Equinix Inc.	86,838
5,008	Fortinet Inc.†	153,545
622	MercadoLibre Inc.	79,411
874	Splunk Inc.†	51,522

		584,297

	Technology Hardware and Equipment — 1.7%
1,368	Synaptics Inc.†	94,173

	TOTAL INFORMATION TECHNOLOGY	678,470

	ENERGY — 5.0%
	Energy — 5.0%
1,077	Antero Resources Corp.†	43,705
1,098	Cameron International Corp.†	54,845
1,277	Noble Corp. plc	21,160
426	Paragon Offshore plc	1,180
444	Pioneer Natural Resources Co.	66,089
843	Range Resources Corp.	45,058
3,534	Weatherford International plc†	40,464

	TOTAL ENERGY	272,501

	CONSUMER STAPLES — 3.9%
	Food and Beverage — 3.9%
2,011	Coca-Cola Enterprises Inc.	88,926
638	McCormick & Co. Inc., Non-Voting	47,403
781	Mead Johnson Nutrition Co.	78,522

	TOTAL CONSUMER STAPLES	214,851

	UTILITIES — 2.9%
	Utilities — 2.9%
2,917	ITC Holdings Corp.	117,934
2,997	The AES Corp.	41,269

	TOTAL UTILITIES	159,203

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.6%
	Materials — 2.6%
1,324	Cytec Industries Inc.	$61,129
744	Ecolab Inc.	77,763

	TOTAL MATERIALS	138,892

	TOTAL COMMON STOCKS	5,191,911

	RIGHTS — 0.0%
	Consumer Discretionary — 0.0%
68	Liberty Broadband Corp., expire 01/09/15†	646

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$279,000	U.S. Treasury Bills,
	0.045% to 0.105%††, 03/05/15 to 06/18/15	278,947

	TOTAL INVESTMENTS — 100.0% (Cost $5,012,795)	$5,471,504

	Aggregate tax cost	$5,015,510

	Gross unrealized appreciation	679,559
	Gross unrealized depreciation	$(223,565)

	Net unrealized appreciation/depreciation	$455,994

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.0%
	Agriculture — 0.6%
1,000	Archer Daniels Midland Co.	$52,000

	Automotive — 2.8%
5,000	General Motors Co.	174,550
2,300	Navistar International Corp.†	77,004

		251,554

	Cable and Satellite — 2.5%
1,500	Scripps Networks Interactive Inc., Cl. A	112,905
700	Time Warner Cable Inc.	106,442

		219,347

	Communications Equipment — 2.1%
3,000	Cisco Systems Inc.	83,445
1,400	QUALCOMM Inc.	104,062

		187,507

	Computer Hardware — 5.2%
4,200	Apple Inc.	463,596

	Computer Software and Services — 0.6%
1,000	eBay Inc.†	56,120

	Consumer Staples — 1.2%
3,000	Mondelēz International Inc., Cl. A	108,975

	Diversified Industrial — 4.2%
7,000	General Electric Co.	176,890
2,000	Honeywell International Inc.	199,840

		376,730

	Electronics — 3.3%
8,000	Intel Corp.	290,320

	Energy and Utilities: Integrated — 0.6%
1,334	FirstEnergy Corp.	52,013

	Energy and Utilities: Natural Gas — 1.8%
4,800	CONSOL Energy Inc.	162,288

	Energy and Utilities: Oil — 7.1%
500	Apache Corp.	31,335
1,500	BP plc, ADR	57,180
1,000	Chevron Corp.	112,180
2,500	ConocoPhillips	172,650
1,600	Devon Energy Corp.	97,936
2,250	Phillips 66	161,325

		632,606

	Energy and Utilities: Services — 2.9%
6,000	Halliburton Co.	235,980
1,500	Noble Corp. plc	24,855
500	Paragon Offshore plc	1,385

		262,220

	Energy and Utilities: Water — 3.3%
5,500	American Water Works Co. Inc.	293,150

	Financial Services — 18.6%
5,000	American International Group Inc.	280,050
4,000	Bank of America Corp.	71,560
3,500	Citigroup Inc.	189,385
2,800	CME Group Inc.	248,220
3,400	JPMorgan Chase & Co.	212,772
6,000	The Blackstone Group LP	202,980
4,000	U.S. Bancorp	179,800
5,000	Wells Fargo & Co.	274,100

		1,658,867

	Food and Beverage — 2.3%
2,000	General Mills Inc.	106,660

Shares		Market Value

1,000	PepsiCo Inc.	$94,560

		201,220

	Health Care — 14.5%
1,500	AbbVie Inc.	98,160
2,000	AstraZeneca plc, ADR	140,760
1,783	Bristol-Myers Squibb Co.	105,250
1,000	Eli Lilly & Co.	68,990
1,500	Johnson & Johnson	156,855
3,000	Merck & Co. Inc.	170,370
5,264	Pfizer Inc.	163,973
2,000	Sanofi, ADR	91,220
6,858	Zoetis Inc.	295,100

		1,290,678

	Machinery — 2.1%
5,000	Xylem Inc.	190,350

	Media — 1.1%
2,600	Twenty-First Century Fox Inc., Cl. A	99,853

	Metals and Mining — 3.1%
5,000	Barrick Gold Corp.	53,750
7,000	Freeport-McMoRan Inc.	163,520
3,000	Newmont Mining Corp.	56,700

		273,970

	Paper and Forest Products — 2.8%
4,700	International Paper Co.	251,826

	Pharmaceuticals — 1.1%
1,000	Gilead Sciences Inc.†	94,260

	Real Estate Investment Trusts — 1.3%
5,000	Starwood Property Trust Inc.	116,200

	Retail — 5.4%
7,000	Best Buy Co. Inc.	272,860
2,000	The Home Depot Inc.	209,940

		482,800

	Services — 1.0%
8,000	Weatherford International plc†	91,600

	Specialty Chemicals — 2.8%
2,200	E. I. du Pont de Nemours and Co.	162,668
2,000	H.B. Fuller Co.	89,060

		251,728

	Telecommunications — 1.7%
3,315	Verizon Communications Inc.	155,076

	TOTAL COMMON STOCKS	8,566,854

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.0%
$355,000	U.S. Treasury Bills, 0.040% to 0.055%††, 04/09/15 to 06/25/15	354,938

	TOTAL INVESTMENTS — 100.0% (Cost $6,822,983)	$8,921,792

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Market Value

Aggregate tax cost	$6,822,984

Gross unrealized appreciation	$2,480,085
Gross unrealized depreciation	(381,277)

Net unrealized appreciation/depreciation	$2,098,808

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.1%
	Aerospace — 6.6%
14,400	Raytheon Co.	$1,557,648
11,300	The Boeing Co.	1,468,774
13,100	United Technologies Corp.	1,506,500

		4,532,922

	Banking — 13.9%
117,700	Bank of America Corp.	2,105,653
25,700	Capital One Financial Corp.	2,121,535
21,800	CIT Group Inc.	1,042,694
33,084	JPMorgan Chase & Co.	2,070,397
40,700	Wells Fargo & Co.	2,231,174

		9,571,453

	Business Services — 3.5%
7,000	FedEx Corp.	1,215,620
14,997	MSC Industrial Direct Co. Inc., Cl. A	1,218,506

		2,434,126

	Cable and Satellite — 3.7%
16,500	AMC Networks Inc., Cl. A†	1,052,205
26,100	Comcast Corp., Cl. A	1,514,061

		2,566,266

	Communications Equipment — 2.0%
45,300	ARRIS Group Inc.†	1,367,607

	Computer Hardware — 2.2%
14,000	Apple Inc.	1,545,320

	Computer Software and Services — 2.0%
24,000	eBay Inc.†	1,346,880

	Consumer Products — 3.9%
20,700	Colgate-Palmolive Co.	1,432,233
23,700	Garmin Ltd.	1,252,071

		2,684,304

	Diversified Industrial — 3.0%
20,600	Honeywell International Inc.	2,058,352

	Electronics — 1.7%
15,700	WESCO International Inc.†	1,196,497

	Energy and Energy Services — 1.6%
12,100	EOG Resources Inc.	1,114,047

	Energy: Integrated — 4.0%
13,000	NextEra Energy Inc.	1,381,770
26,600	Wisconsin Energy Corp.	1,402,884

		2,784,654

	Energy: Natural Gas — 0.7%
6,200	EQT Corp.	469,340

	Energy: Oil — 4.7%
10,800	Chevron Corp.	1,211,544
13,900	Exxon Mobil Corp.	1,285,055
9,010	Occidental Petroleum Corp.	726,296

		3,222,895

	Entertainment — 3.8%
16,200	Time Warner Inc.	1,383,804
16,300	Viacom Inc., Cl. B	1,226,575

		2,610,379

Shares		Market Value

	Financial Services — 7.1%
25,500	American International Group Inc.	$1,428,255
36,900	Invesco Ltd.	1,458,288
12,600	MetLife Inc.	681,534
31,100	The Hartford Financial Services Group Inc.	1,296,559

		4,864,636

	Food and Beverage — 5.6%
19,500	General Mills Inc.	1,039,935
19,700	McCormick & Co. Inc., Non-Voting	1,463,710
7,100	PepsiCo Inc.	671,376
6,600	The J.M. Smucker Co.	666,468

		3,841,489

	Health Care — 11.1%
30,000	Abbott Laboratories	1,350,600
11,800	Becton, Dickinson and Co.	1,642,088
14,600	Cigna Corp.	1,502,486
20,500	Express Scripts Holding Co.†	1,735,735
13,400	Johnson & Johnson	1,401,238

		7,632,147

	Health Care Providers and Services — 2.0%
15,200	Aetna Inc.	1,350,216

	Retail — 5.7%
5,145	Advance Auto Parts Inc.	819,496
22,500	Target Corp.	1,707,975
13,400	The Home Depot Inc.	1,406,598

		3,934,069

	Semiconductors — 2.0%
18,700	Skyworks Solutions Inc.	1,359,677

	Telecommunications — 4.9%
44,500	Amdocs Ltd.	2,076,148
28,500	Verizon Communications Inc.	1,333,230

		3,409,378

	Transportation — 2.4%
14,100	Union Pacific Corp.	1,679,733

	TOTAL COMMON STOCKS	67,576,387

	SHORT TERM INVESTMENT — 1.9%
	Mutual Fund — 1.9%
1,283,988	Dreyfus Cash Management, 0.030%*	1,283,988

	TOTAL INVESTMENTS — 100.0% (Cost $54,091,955)	$68,860,375

	Aggregate tax cost	$54,091,964

	Gross unrealized appreciation	$15,188,865
	Gross unrealized depreciation	(420,454)

	Net unrealized appreciation/depreciation	$14,768,411

†	Non-income producing security.
*	Current yield.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 65.3%
	Aerospace — 4.2%
9,500	Raytheon Co.	$1,027,615
8,100	The Boeing Co.	1,052,838
9,400	United Technologies Corp.	1,081,000

		3,161,453

	Banking — 9.5%
87,400	Bank of America Corp.	1,563,586
18,300	Capital One Financial Corp.	1,510,665
19,900	CIT Group Inc.	951,817
24,896	JPMorgan Chase & Co.	1,557,992
28,100	Wells Fargo & Co.	1,540,442

		7,124,502

	Business Services — 1.0%
4,400	FedEx Corp.	764,104

	Cable and Satellite — 2.5%
13,300	AMC Networks Inc., Cl. A†	848,141
16,900	Comcast Corp., Cl. A	980,369

		1,828,510

	Communications Equipment — 1.3%
32,900	ARRIS Group Inc.†	993,251

	Computer Hardware — 1.5%
10,150	Apple Inc.	1,120,357

	Computer Software and Services — 1.3%
17,500	eBay Inc.†	982,100

	Consumer Products — 2.4%
14,200	Colgate-Palmolive Co.	982,498
15,600	Garmin Ltd.	824,148

		1,806,646

	Diversified Industrial — 2.1%

15,925	Honeywell International Inc.	1,591,226

	Electronics — 1.2%
11,800	WESCO International Inc.†	899,278

	Energy and Energy Services — 1.2%
10,000	EOG Resources Inc.	920,700

	Energy: Integrated — 2.9%
9,800	NextEra Energy Inc.	1,041,642
21,300	Wisconsin Energy Corp.	1,123,362

		2,165,004

	Energy: Natural Gas — 0.6%
5,400	EQT Corp.	408,780

	Energy: Oil — 3.3%
8,600	Chevron Corp.	964,748
10,700	Exxon Mobil Corp.	989,215
6,400	Occidental Petroleum Corp.	515,904

		2,469,867

	Entertainment — 2.8%
12,500	Time Warner Inc.	1,067,750
13,100	Viacom Inc., Cl. B	985,775

		2,053,525

	Equipment and Supplies — 1.3%
11,500	MSC Industrial Direct Co. Inc., Cl. A	934,375

	Financial Services — 4.9%
17,600	American International Group Inc.	985,776
27,500	Invesco Ltd.	1,086,800
10,000	MetLife Inc.	540,900
25,000	The Hartford Financial Services Group Inc.	1,042,250

		3,655,726

Shares		Market Value

	Food and Beverage — 3.7%
14,700	General Mills Inc.	$783,951
13,100	McCormick & Co. Inc., Non-Voting	973,330
5,200	PepsiCo Inc.	491,712
4,800	The J.M. Smucker Co.	484,704

		2,733,697

	Health Care — 8.2%
22,800	Abbott Laboratories	1,026,456
10,800	Aetna Inc.	959,364
7,100	Becton, Dickinson and Co.	988,036
9,800	Cigna Corp.	1,008,518
12,800	Express Scripts Holding Co.†	1,083,776
9,800	Johnson & Johnson	1,024,786

		6,090,936

	Retail — 3.5%
3,665	Advance Auto Parts Inc.	583,761
13,100	Target Corp.	994,421
10,200	The Home Depot Inc.	1,070,694

		2,648,876

	Semiconductors — 1.3%
13,600	Skyworks Solutions Inc.	988,856

	Telecommunications — 3.3%
31,500	Amdocs Ltd.	1,469,632
20,500	Verizon Communications Inc.	958,990

		2,428,622

	Transportation — 1.3%
8,300	Union Pacific Corp.	988,779

	TOTAL COMMON STOCKS	48,759,170

Principal Amount

	CORPORATE BONDS — 22.2%
	Banking — 3.9%
$750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	799,528
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	871,682
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	616,075
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	626,951

		2,914,236

	Computer Hardware — 0.9%
650,000	International Business Machines Corp., 2.900%, 11/01/21	669,136

	Consumer Products — 1.7%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	477,814
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	786,490

		1,264,304

	Diversified Industrial — 1.1%
800,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	800,567

	Electronics — 2.0%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,050,212

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Electronics (Continued)
$500,000	Texas Instruments Inc., 1.650%, 08/03/19	$488,700

		1,538,912

	Energy: Oil — 4.0%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,069,814
500,000	Marathon Oil Corp., 5.900%, 03/15/18	556,156
800,000	Occidental Petroleum Corp., 2.700%, 02/15/23	761,747
500,000	XTO Energy Inc., 6.500%, 12/15/18	588,436

		2,976,153

	Financial Services — 3.7%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	966,286
600,000	Capital One Financial Corp., 3.750%, 04/24/24	614,150
600,000	Morgan Stanley, 3.700%, 10/23/24	609,416
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	591,076

		2,780,928

	Health Care — 2.5%
600,000	Aetna Inc., 3.500%, 11/15/24	611,104
600,000	Amgen Inc., 3.450%, 10/01/20	624,208
600,000	CVS Health Corp., 3.375%, 08/12/24	607,031

		1,842,343

	Real Estate Investment Trusts — 0.9%
700,000	Vornado Realty LP, 4.250%, 04/01/15	700,000

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	1,097,461

	TOTAL CORPORATE BONDS	16,584,040

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
	Federal Home Loan Mortgage Corp. — 4.1%
1,500,000	3.750%, 03/27/19	1,633,175
600,000	1.750%, 05/30/19	603,709
800,000	2.375%, 01/13/22	808,757

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	3,045,641

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 7.5%
	U.S. Treasury Inflation Indexed Notes — 4.9%
$1,410,948	2.500%, 07/15/16	$1,471,118
995,373	2.125%, 01/15/19	1,070,716
1,098,070	1.375%, 01/15/20	1,153,822

		3,695,656

	U.S. Treasury Notes — 2.6%
1,000,000	3.625%, 08/15/19	1,091,016
750,000	3.375%, 11/15/19	812,579

		1,903,595

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,599,251

Shares

	SHORT TERM INVESTMENT — 0.9%
	Mutual Fund — 0.9%
713,743	Dreyfus Cash Management, 0.030%*	713,743

	TOTAL INVESTMENTS — 100.0% (Cost $62,360,491)	$74,701,845

	Aggregate tax cost	$62,398,152

	Gross unrealized appreciation	$12,970,706
	Gross unrealized depreciation	(667,013)

	Net unrealized appreciation/depreciation	$12,303,693

†	Non-income producing security.
*	Current yield.
MTN	Medium Term Note
STEP	Step coupon Security. The rate disclosed is that in effect at December 31, 2014

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 64.7%
	Aerospace — 1.1%
$200,000	The Boeing Co., 6.000%, 03/15/19	$231,037

	Automotive — 1.7%
350,000	Toyota Motor Credit Corp., MTN, 1.750%, 05/22/17	353,297

	Banking — 9.5%
300,000	Bank of America Corp., MTN, Ser. L, 5.650%, 05/01/18	333,547
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	239,859
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	232,448
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	401,526
400,000	US Bancorp., MTN, 2.200%, 04/25/19	402,232
400,000	Wells Fargo & Co., 2.125%, 04/22/19	400,304

		2,009,916

	Computer Hardware — 3.2%
300,000	Apple Inc., 0.482%, 05/03/18(a)	300,449
360,000	International Business Machines Corp., 2.900%, 11/01/21	370,598

		671,047

	Computer Software and Services — 3.2%
250,000	Microsoft Corp., 1.625%, 09/25/15	252,322
400,000	Oracle Corp., 3.625%, 07/15/23	420,254

		672,576

	Consumer Products — 3.7%
400,000	Costco Wholesale Corp., 1.700%, 12/15/19	393,245
400,000	The Home Depot Inc., 2.000%, 06/15/19	401,397

		794,642

	Diversified Industrial — 3.3%
400,000	General Electric Capital Corp., 1.625%, 07/02/15	402,563
300,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	300,213

		702,776

	Electronics — 2.4%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	224,840
300,000	Texas Instruments Inc., 1.650%, 08/03/19	293,220

		518,060

	Energy and Utilities: Electric — 1.5%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	314,177

Principal Amount		Market Value

	Energy and Utilities: Oil — 5.6%
$200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	$213,963
125,000	Marathon Oil Corp., 5.900%, 03/15/18	139,039
400,000	Murphy Oil Corp., 2.500%, 12/01/17	397,876
200,000	Total Capital SA, 3.000%, 06/24/15	202,360
200,000	XTO Energy Inc., 6.500%, 12/15/18	235,374

		1,188,612

	Financial Services — 11.2%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	178,000
400,000	Capital One Financial Corp., 3.750%, 04/24/24	409,433
400,000	Citigroup Inc., 2.500%, 07/29/19	400,579
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	295,034
275,000	Merrill Lynch & Co. Inc., MTN, Ser. C, 5.000%, 01/15/15	275,001
400,000	Morgan Stanley, 3.700%, 10/23/24	406,278
400,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	410,717

		2,375,042

	Food and Beverage — 2.8%
275,000	Bottling Group LLC, 5.125%, 01/15/19	307,723
250,000	Mondelēz International Inc., 5.375%, 02/10/20	283,520

		591,243

	Health Care — 7.4%
400,000	Aetna Inc., 3.500%, 11/15/24	407,403
400,000	Amgen Inc., 3.450%, 10/01/20	416,138
400,000	CVS Health Corp., 2.250%, 12/05/18	403,950
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	333,536

		1,561,027

	Real Estate Investment Trusts — 1.2%
250,000	Vornado Realty LP, 4.250%, 04/01/15	250,000

	Semiconductors — 1.7%
350,000	Intel Corp., 3.300%, 10/01/21	367,574

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Telecommunications — 4.2%
$500,000	AT&T Inc., 1.700%, 06/01/17	$502,280
400,000	Verizon Communications Inc., 3.000%, 11/01/21	395,097

		897,377

	Transportation — 1.0%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	219,492

	TOTAL CORPORATE BONDS	13,717,895

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
250,000	Federal Home Loan Bank — 1.2% 5.375%, 05/18/16, Ser. 656	266,727

	Federal Home Loan Mortgage Corp. — 7.5%
600,000	3.750%, 03/27/19	653,270
450,000	1.750%, 05/30/19	452,782
475,000	2.375%, 01/13/22	480,199

		1,586,251

	Federal National Mortgage Association — 4.3%
600,000	5.000%, 04/15/15	608,339
275,000	5.375%, 06/12/17	304,137

		912,476

	Government National Mortgage Association — 0.2%
7,805	Pool #562288, 6.000%, 12/15/33	9,014
24,615	Pool #604946, 5.500%, 01/15/34	28,244

		37,258

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,802,712

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 14.3%
	U.S. Treasury Inflation Indexed Notes — 8.6%
$323,342	2.500%, 07/15/16	$337,131
330,345	1.375%, 07/15/18	346,085
304,143	2.125%, 01/15/19	327,163
329,421	1.375%, 01/15/20	346,147
387,090	2.500%, 01/15/29	481,192

		1,837,718

	U.S. Treasury Notes — 4.7%
275,000	3.500%, 02/15/18	294,723
650,000	3.375%, 11/15/19	704,235

		998,958

	U.S. Treasury Bonds — 1.0%
150,000	5.375%, 02/15/31	209,121

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,045,797

Shares

	SHORT TERM INVESTMENT — 7.8%
	Mutual Fund — 7.8%
1,646,345	Dreyfus Cash Management, 0.030%*	1,646,345

	TOTAL INVESTMENTS — 100.0% (Cost $20,572,315)	$21,212,749

	Aggregate tax cost	$20,572,315

	Gross unrealized appreciation	$804,860
	Gross unrealized depreciation	(164,426)

	Net unrealized appreciation/depreciation	$640,434

(a)	Variable rate security. Rate shown is the effective rate as of December 31, 2014.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2014 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/14
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$24,034,248	—	$31	$24,034,279
Financial Services	59,058,573	—	1,020,000	60,078,573
Health Care	101,965,413	—	28,640	101,994,053
Real Estate	19,664,462	—	202,679	19,867,141
Transportation	2,367,342	—	465	2,367,807
Other Industries(a)	819,835,693	—	—	819,835,693
Total Common Stocks	1,026,925,731	—	1,251,815	1,028,177,546
Preferred Stocks(a)	1,280,962	—	—	1,280,962
Convertible Preferred Stocks(a)	—	$2,094,641	—	2,094,641
Rights(a)	316,000	—	262,000	578,000
Warrants(a)	26,548	—	0	26,548
Corporate Bonds(a)	38,970	—	108,079	147,049
U.S. Government Obligations	—	317,630,617	—	317,630,617
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,028,588,211	$319,725,258	$1,621,894	$1,349,935,363

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$41,074,268	—	—	$41,074,268
U.S. Government Obligations	—	$629,912	—	629,912
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,074,268	$629,912	—	$41,704,180

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$5,191,911	—	—	$5,191,911
Rights(a)	646	—	—	646
U.S. Government Obligations	—	$278,947	—	278,947
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,192,557	$278,947	—	$5,471,504

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$8,566,854	—	—	$8,566,854
U.S. Government Obligations	—	$354,938	—	354,938
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,566,854	$354,938	—	$8,921,792

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$67,576,387	—	—	$67,576,387
Short Term Investments	1,283,988	—	—	1,283,988
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$68,860,375	—	—	$68,860,375

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$48,759,170	—	—	$48,759,170
Corporate Bonds(a)	—	$16,584,040	—	16,584,040
U.S. Government Agency Obligations	—	3,045,641	—	3,045,641
U.S. Government Obligations	—	5,599,251	—	5,599,251
Short Term Investments	713,743	—	—	713,743
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$49,472,913	$25,228,932	—	$74,701,845

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$13,717,895	—	$13,717,895
U.S. Government Agency Obligations	—	2,802,712	—	2,802,712
U.S. Government Obligations	—	3,045,797	—	3,045,797
Short Term Investments	$1,646,345	—	—	1,646,345
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,646,345	$19,566,404	—	$21,212,749

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

The Funds had no material transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2014. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2014 or September 30, 2014 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2014, the Funds did not hold any restricted securities.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2014, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2014:

	Mighty	SmallCap	Mid-Cap
Expiring in	Mites	Equity	Equity	Income	Equity	Balanced	Intermediate
Fiscal Year	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund
2017	$—	$—	$—	$31,941	$—	$—	$—
2018	—	—	—	1,503,326	—	—	—
2019	—	—	—	62,766	—	—	—
Short term with no expiration	—	—	—	—	—	—	3,259

Total capital loss carryforwards	$—	$—	$—	$1,598,033	$—	$—	$3,259

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA		WERNER J. ROEDER, MD
President,		Former Medical Director,
Anthony J. Colavita, P.C.		Lawrence Hospital

JAMES P. CONN		SALVATORE J. ZIZZA
Former Chief Investment Officer,		Chairman,
Financial Security Assurance Holdings Ltd.		Zizza & Associates Corp.

Officers

BRUCE N. ALPERT		RICHARD J. WALZ
President		Chief Compliance Officer

ANDREA R. MANGO		AGNES MULLADY
Secretary		Treasurer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ414QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/26/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/26/2015

* Print the name and title of each signing officer under his or her signature.